Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Calculation of Income Tax Expense Accrued

The calculation of the income tax expense accrued for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Current income tax	(943)	(605)	(734)
Deferred income tax	(50,595)	4,574	2,159

	(51,538)	3,969	1,425

Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income

The reconciliation between the charge to net income for income tax for the years ended December 31, 2018, 2017 and 2016 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each year is as follows:

	2018	2017	2016
Net income before income tax	90,144	8,703	(29,804)
Statutory tax rate	30%	35%	35%

Statutory tax rate applied to net income before income tax	(27,043)	(3,046)	10,431
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(100,760)	(18,185)	(19,543)
Exchange differences	67,767	12,318	12,237
Effect of the valuation of inventories	(8,666)	(1,558)	(1,819)
Income on investments in associates and joint ventures	1,452	500	206
Effect of tax rate change(1)	12,795	13,892	—
Result of companies’ revaluation	3,594	—	—
Miscellaneous	(677)	48	(87)

Income tax	(51,538)	3,969	1,425

(1)	Contemplates the recovery of the deferred income tax decrease. See Notes 2.b.15 and 30.j.

Summary of Breakdown of Deferred Tax

Breakdown of deferred tax as of December 31, 2018, 2017 and 2016 is as follows:

	2018		2017	2016
Deferred tax assets
Provisions and other non-deductible liabilities	2,920		1,861	3,607
Tax losses carryforward and other tax credits	21,575		6,484	3,837
Miscellaneous	270		99	82

Total deferred tax assets	24,765		8,444	7,526

Deferred tax liabilities
Property, plant and equipment	(113,821)		(43,931)	(45,579)
Miscellaneous	(1,768)		(1,570)	(3,848)

Total deferred tax liabilities	(115,589)		(45,501)	(49,427)

Total Net deferred tax	(90,824	)(1)(2)	(37,057)	(41,901)

(1)

Includes 127 as a result of the implementation of the impairment method in the calculation of the impairment of financial assets pursuant to IFRS 9, having an impact in “Retained earnings”. See Note 2.b.26.

(2)	Includes (3,432) corresponding to adjustment for inflation of the opening deferred liability of subsidiaries with the Peso as functional currency with effect in other comprehensive income.

Summary of Tax Loss Carryforwards at Statutory Tax Rate

As of December 31, 2018, Group’s tax loss carryforwards at the expected recovery rate were as follows:

Date of generation	Date of expiration	Jurisdiction	Amount
2014	2019	Argentina	300
2015	2020	Argentina	2,700
2016	2021	Argentina	796
2017	2022	Argentina	3,418
2018	2023	Argentina	14,361

			21,575